Changes in significant accounting policies - Lease commitments (Details) - RUB (₽) ₽ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Changes in significant accounting policies
Lease liabilities	₽ 241,997	₽ 290,618		₽ 343,455
IAS 17 - Leases
Changes in significant accounting policies
Operating lease commitment				₽ 443,292
IFRS 16 - Leases
Changes in significant accounting policies
Incremental borrowing rate			10.15%
Discounted using the incremental borrowing rate			₽ 343,455
Lease liabilities			₽ 343,455